Share-based payments - Disclosure of weighted average assumptions used in the calculation of fair value of stock options (Details)	12 Months Ended
	Sep. 30, 2020 CAD ($) year $ / shares	Sep. 30, 2019 CAD ($) year $ / shares
Share-Based Payment Arrangements [Abstract]
Grant date fair value (in CAD per share) | $	$ 17.71	$ 16.24
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	16.60%	19.79%
Risk-free interest rate (%)	1.55%	2.26%
Expected life (years) | year	4.00	4.00
Exercise price (in CAD per share)	$ 110.65	$ 82.59
Share price (in CAD per share)	$ 110.65	$ 82.59